Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	1.77825%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,456,476.64

Principal:
Principal Collections	$21,993,867.47
Prepayments in Full	$8,894,452.19
Liquidation Proceeds	$385,514.39
Recoveries	$149,876.69
Sub Total	$31,423,710.74
Collections	$32,880,187.38

Purchase Amounts:
Purchase Amounts Related to Principal	$212,371.75
Purchase Amounts Related to Interest	$1,036.71
Sub Total	$213,408.46

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,093,595.84

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,093,595.84
Servicing Fee	$549,852.65	$549,852.65	$0.00	$0.00	$32,543,743.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,543,743.19
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$32,543,743.19
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$32,543,743.19
Interest - Class A-3 Notes	$514,303.58	$514,303.58	$0.00	$0.00	$32,029,439.61
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$31,710,155.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,710,155.61
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$31,601,722.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,601,722.69
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$31,524,826.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,524,826.86
Regular Principal Payment	$29,159,917.72	$29,159,917.72	$0.00	$0.00	$2,364,909.14
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,364,909.14
Residual Released to Depositor	$0.00	$2,364,909.14	$0.00	$0.00	$0.00
Total		$33,093,595.84

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,159,917.72
Total					$29,159,917.72
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,159,917.72	$52.32	$514,303.58	$0.92	$29,674,221.30	$53.24
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$29,159,917.72	$15.80	$1,018,916.33	$0.55	$30,178,834.05	$16.35

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$307,046,915.02	0.5509545	$277,886,997.30	0.4986309
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$576,706,915.02	0.3124665	$547,546,997.30	0.2966673

Pool Information
Weighted Average APR	2.746%	2.746%
Weighted Average Remaining Term	33.74	32.93
Number of Receivables Outstanding	43,108	42,166
Pool Balance	$659,823,181.79	$628,002,012.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$613,620,200.30	$584,460,282.58
Pool Factor	0.3303504	0.3144187

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$43,541,729.90
Targeted Overcollateralization Amount	$80,455,015.18
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$80,455,015.18

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		116	$334,963.51
(Recoveries)		130	$149,876.69
Net Loss for Current Collection Period			$185,086.82
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3366%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9523%
Second Prior Collection Period			0.5397%
Prior Collection Period			0.2832%
Current Collection Period			0.3449%
Four Month Average (Current and Prior Three Collection Periods)			0.5300%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3598	$13,422,935.91
(Cumulative Recoveries)			$1,999,080.89
Cumulative Net Loss for All Collection Periods			$11,423,855.02
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5720%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,730.67
Average Net Loss for Receivables that have experienced a Realized Loss			$3,175.06

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.31%	437	$8,223,145.37
61-90 Days Delinquent	0.12%	37	$765,153.00
91-120 Days Delinquent	0.04%	10	$242,299.60
Over 120 Days Delinquent	0.12%	38	$781,062.78
Total Delinquent Receivables	1.59%	522	$10,011,660.75

Repossession Inventory:
Repossessed in the Current Collection Period		20	$413,819.59
Total Repossessed Inventory		32	$719,985.27

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2307%
Prior Collection Period			0.2297%
Current Collection Period			0.2016%
Three Month Average			0.2207%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2848%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	28

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer